Additional Financial Statement Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Text Block Supplement [Abstract]
Schedule of Other Balance Sheet Information
Other balance sheet information is as follows:

	December 31,
	2024	2023
Accrued liabilities
Accrued interest	$3,795	$1,547
Accrued professional fees	1,459	2,521
Accrued operating and capital expenses	1,035	349
Accrued property taxes	616	300
Accrued payroll	280	228

Total accrued liabilities	$7,185	$4,945

Schedule of Other Income Statement Information Related to Accrued Revenue Amounts
Other income statement information is as follows related to accrued revenue amounts
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hin the consolidated statements of operations:

	December 31,
	2024	2023
Accrued Revenue
Oil and gas royalties	$1,680	$3,241
Resource sales	1,282	642
Resource sales – Related party	18	113
Resource royalties	1,170	610
Resource royalties – Related party	415	—
Easements and other surface-related revenues	2,755	1,692
Easements and other surface-related revenues – Related party	3	51
Surface use royalties	2,033	674
Surface use royalties – Related party	2,054	826

Total accrued revenue	$11,410	$7,847

Schedule of Supplemental cash flow information
Supplemental cash flow information is as follows:

	Year Ended December 31,
	2024	2023
Supplemental cash flow information:
Cash paid for income taxes	$385	$213
Cash paid for interest	$19,677	$5,914
Non-cash investing and financing activities:
Offering costs in accrued liabilities	$545	$1,997
Acquisition expenditures in accounts payable and accrued liabilities	$896	$—
Insurance financing	$464	$350
Asset financing	$—	$251